INTANGIBLE ASSETS - Intangible Assets Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
Balance at the beginning of the year	$ 1,839	$ 1,063	$ 12,203
Addition	159	2,064	45
Amortization expense	(1,061)	(1,287)	(1,211)
Impairment	(696)		(8,724)
Foreign currency translation adjustment	(3)	(1)	(1,250)
Balance at the ending of the year	$ 238	$ 1,839	$ 1,063